Property and Equipment (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Line Items]
Land	$ 67,640	$ 68,243
Buildings	28,668	29,314
Machinery and equipment	61,997	56,995
Furniture and fixtures	9,104	8,737
Leasehold and buildings improvement	8,360	9,057
Software	56,241	45,333
Total	232,010	217,679
Accumulated Depreciation	112,654	98,164
Prepayment and construction in progress	48,061	19,919
Property, Plant and Equipment, Net	167,417	139,434	$ 124,478
Software
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	51,643	41,503
Buildings
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	6,544	6,356
Machinery and Equipment
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	41,906	36,283
Furniture and Fixtures
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	6,532	6,333
Leasehold and buildings improvement
Property, Plant and Equipment [Line Items]
Accumulated Depreciation	$ 6,029	$ 7,689